Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash and due from banks, reserves required to be held			$ 19,664,000	$ 9,811,000
Securities evaluation for other-than-temporary impairment, measurement basis			semi-annual
Threshold period past due principal or interest, to discontinue accrual of interest on loans			90 days
Gain on sale of loans	$ 1,815,000	$ 1,497,000	$ 9,318,000	5,847,000	$ 4,316,000
Gains on sale of mortgage loans, total			3,700,000	3,400,000	1,600,000
Gains on sale of SBA loans, total			5,600,000	2,400,000	2,700,000
Goodwill	29,940,000		29,940,000	29,940,000
Impairment losses recognized on goodwill	0	0	0	0
Amortization of intangibles	81,000	94,000	355,000	372,000	117,000
Accounting Standards Update 2018-02
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reclassified stranded tax effects within AOCI to retained earnings			72,000
401(k) Plan
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Contributions to plan			272,000	221,000	125,000
Core Deposit Intangible
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Unamortized balance of intangible assets	1,357,000		1,438,000	1,793,000
Amortization of intangibles	$ 81,000	$ 94,000	$ 355,000	372,000	117,000
Premises
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets			30 years
Mortgage and SBA
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Gain on sale of loans			$ 9,300,000	$ 5,800,000	$ 4,300,000
Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents maturity period			90 days
Maximum | Core Deposit Intangible
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	10 years		10 years
Maximum | Leasehold Improvements
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets			10 years
Maximum | Equipment
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets			10 years
Minimum | Core Deposit Intangible
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	8 years		8 years
Minimum | Leasehold Improvements
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets			3 years
Minimum | Equipment
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets			3 years